Transactions with Related Parties - Summary of Account Balances with Related Parties (Details) - GungHo Online Entertainment, Inc [Member] - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable	₩ 2,722	₩ 1,053
Payables	₩ 74	₩ 3